Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
C000232947
Account Value [Line Items]
Line Graph and Table Measure Name		DoubleLine Opportunistic Bond ETF (DBND)
Account Value	$ 10,507	$ 10,507										$ 9,318			$ 9,240	$ 10,000
C000232948
Account Value [Line Items]
Line Graph and Table Measure Name		DoubleLine Shiller CAPE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Equities ETF (CAPE)
Account Value	12,160	$ 12,160										9,597			$ 8,028	$ 10,000
C000241667
Account Value [Line Items]
Line Graph and Table Measure Name		DoubleLine Commercial Real Estate ETF (DCRE)
Account Value	11,162	$ 11,162			$ 10,863			$ 10,695			$ 10,527	10,269	$ 10,125	$ 10,000
C000241668
Account Value [Line Items]
Line Graph and Table Measure Name		DoubleLine Mortgage ETF (DMBS)
Account Value	$ 10,703	$ 10,703			10,112			10,078			$ 10,174	$ 9,533	$ 9,909	$ 10,000
C000247709
Account Value [Line Items]
Line Graph and Table Measure Name	DoubleLine Commodity Strategy ETF (DCMT)
Account Value	$ 10,112	10,112	$ 9,906	$ 9,963	10,303	$ 10,332	$ 10,444	10,335	$ 9,885	$ 10,000
C000247710
Account Value [Line Items]
Line Graph and Table Measure Name	DoubleLine Fortune 500 Equal Weight ETF (DFVE)
Account Value	$ 11,693	$ 11,693	$ 11,446	$ 11,292	$ 10,709	$ 10,868	$ 10,474	$ 11,046	$ 10,460	$ 10,000